Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000205613
Shareholder Report [Line Items]
Fund Name	Acclivity Mid Cap Multi-Style Fund
Class Name	Class I
Trading Symbol	AXMIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Acclivity Mid Cap Multi-Style Fund	S&P 500® Index	Russell Midcap® Index
Dec-2019	$10,000	$10,000	$10,000
Jun-2020	$8,450	$9,692	$9,087
Jun-2021	$12,840	$13,646	$13,613
Jun-2022	$11,342	$12,197	$11,258
Jun-2023	$13,068	$14,587	$12,939
Jun-2024	$15,205	$18,169	$14,604

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (12/31/2019)
Acclivity Mid Cap Multi-Style Fund	6.88%	16.35%	9.76%
S&P 500® Index	15.29%	24.56%	14.19%
Russell Midcap® Index	4.96%	12.88%	8.78%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 3,951,990
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,951,990
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$0
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.7%
Common Stocks	86.7%
Money Market Funds	0.6%
Right	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000205612
Shareholder Report [Line Items]
Fund Name	Acclivity Mid Cap Multi-Style Fund
Class Name	Class N
Trading Symbol	AXMNX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Acclivity Mid Cap Multi-Style Fund	S&P 500® Index	Russell Midcap® Index
Dec-2019	$10,000	$10,000	$10,000
Jun-2020	$8,450	$9,692	$9,087
Jun-2021	$12,840	$13,646	$13,613
Jun-2022	$11,342	$12,197	$11,258
Jun-2023	$13,068	$14,587	$12,939
Jun-2024	$15,205	$18,169	$14,604

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (12/31/2019)
Acclivity Mid Cap Multi-Style Fund	6.88%	16.35%	9.76%
S&P 500® Index	15.29%	24.56%	14.19%
Russell Midcap® Index	4.96%	12.88%	8.78%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 3,951,990
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,951,990
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$0
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.7%
Common Stocks	86.7%
Money Market Funds	0.6%
Right	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000205617
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class I
Trading Symbol	AXVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 34,703,619
Holdings Count | Holding	631
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
C000205616
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class N
Trading Symbol	AXVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 34,703,619
Holdings Count | Holding	631
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%